12. Income Taxes: Schedule of Components of Income Tax Expense (Benefit) (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Schedule of Components of Income Tax Expense (Benefit)

	2014	2013	2012

Current – Federal .............................	$ 4,143,983	$ 3,840,502	$ 3,653,739
Current – State ................................	12,500	6,432	7,700
Total Current ................................	4,156,483	3,846,934	3,661,439

Deferred–Federal	41,211	145,730	252,359

TotalProvision	$ 4,197,694	$ 3,992,664	$ 3,913,798